Debt - Assumptions (Details)	Mar. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Sep. 30, 2023 $ / shares	Apr. 19, 2023 $ / shares
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	0.60	0.76	0.56	1.72
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	1.4880	1.4190	1.1050	0.7520
Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	0.1616	0.1362	0.1484	0.1628
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	0.0503	0.0465	0.0524	0.0427